Shareholder Fees - FidelityActiveEquityETFsB-ComboPRO	Nov. 29, 2022 USD ($)
FidelityActiveEquityETFsB-ComboPRO | Fidelity Magellan ETF
Shareholder Fees:
(fees paid directly from your investment)	none